Going Concern (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Going Concern
Net loss	$ (26,141)	$ (13,682)	$ (24,313)	$ (9,480)
Cash used in operating activities	23,506		8,182
Working capital deficit	75,746		49,784
Accumulated deficit	79,126		52,985	28,672
Stockholders' deficit	$ 75,746		$ 49,784	$ 28,302	$ 18,369